Note G - Allocation of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Plan Fair Value Assets	$ 16,908	$ 17,819
Plan Fair Value Assets, Percentage	25.00%	23.00%
Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Plan Fair Value Assets	$ 1,468	$ 2,169
Plan Fair Value Assets, Percentage	2.00%	3.00%
Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Plan Fair Value Assets	$ 41,984	$ 47,716
Plan Fair Value Assets, Percentage	62.00%	63.00%
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Plan Fair Value Assets	$ 3,476	$ 3,598
Plan Fair Value Assets, Percentage	5.00%	5.00%
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Plan Fair Value Assets	$ 1,011	$ 1,901
Plan Fair Value Assets, Percentage	1.00%	3.00%
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Plan Fair Value Assets	$ 3,428	$ 2,362
Plan Fair Value Assets, Percentage	5.00%	3.00%
Fair Value, Inputs, Level 1 [Member]
Plan Fair Value Assets	$ 22,863	$ 25,487
Plan Fair Value Assets, Percentage	33.00%	34.00%
Fair Value, Inputs, Level 2 [Member]
Plan Fair Value Assets	$ 45,412	$ 50,078
Plan Fair Value Assets, Percentage	67.00%	66.00%
Fair Value, Inputs, Level 3 [Member]
Plan Fair Value Assets
Plan Fair Value Assets, Percentage
Plan Fair Value Assets	$ 68,275	$ 75,565
Plan Fair Value Assets, Percentage	100.00%	100.00%